Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 95.5%
Aerospace & Defense – 4.6%
Airbus SE	300,779	$43,437,724
BAE Systems PLC	9,026,665	106,252,695
		149,690,419
Automobiles – 0.5%
Daimler AG	97,785	7,860,057
Toyota Motor Corp	629,000	10,064,087
		17,924,144
Banks – 12.2%
BNP Paribas SA	2,129,288	134,098,377
Erste Group Bank AG	2,809,689	98,376,362
Natwest Group PLC	25,548,320	78,118,109
Permanent TSB Group Holdings PLC*	8,598,231	20,826,912
UniCredit SpA	2,965,916	68,815,620
		400,235,380
Beverages – 5.0%
Diageo PLC	1,403,494	60,218,736
Heineken NV	1,027,084	105,542,516
		165,761,252
Biotechnology – 1.6%
Argenx SE (ADR)*	73,270	28,555,517
Ascendis Pharma A/S (ADR)*	156,296	13,949,418
Zai Lab Ltd (ADR)*	303,612	8,419,161
		50,924,096
Building Products – 0.2%
Cie de Saint-Gobain	124,728	7,584,305
Commercial Services & Supplies – 2.5%
Secom Co Ltd	1,205,400	81,365,335
Diversified Telecommunication Services – 3.4%
Deutsche Telekom AG	5,061,912	110,328,042
Electronic Equipment, Instruments & Components – 3.9%
Hexagon AB - Class B	4,219,285	51,951,035
Keyence Corp	161,000	75,712,850
		127,663,885
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	1,061,999	79,947,285
Health Care Equipment & Supplies – 1.8%
Hoya Corp	500,800	59,267,813
Hotels, Restaurants & Leisure – 5.6%
Entain PLC	6,597,821	106,566,459
Yum China Holdings Inc	1,372,000	77,322,409
		183,888,868
Household Products – 0.4%
Reckitt Benckiser Group PLC	153,610	11,531,527
Industrial Conglomerates – 0.2%
Hitachi Ltd	121,000	7,460,604
Insurance – 7.2%
AIA Group Ltd	9,237,400	93,249,913
Beazley PLC	5,281,304	39,499,296
Dai-ichi Life Holdings Inc	5,563,900	105,586,070
		238,335,279
Metals & Mining – 4.7%
Allkem Ltd*	959,621	10,238,514
Freeport-McMoRan Inc	919,127	36,765,080
Teck Resources Ltd	2,545,193	107,103,320
		154,106,914
Multiline Retail – 2.4%
Alibaba Group Holding Ltd*	731,800	7,583,516
JD.Com Inc - Class A	4,134,489	69,860,554
		77,444,070
Oil, Gas & Consumable Fuels – 5.6%
Canadian Natural Resources Ltd	1,716,339	96,561,232
Gaztransport Et Technigaz SA	152,341	15,499,884
TotalEnergies SE	1,283,894	73,614,723
		185,675,839
Personal Products – 3.1%
Unilever PLC	1,976,005	102,811,074
Pharmaceuticals – 9.0%
AstraZeneca PLC	745,073	106,680,928

Shares		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Bayer AG	970,806	$53,671,798
Novartis AG	324,373	32,625,805
Sanofi	962,127	103,087,660
		296,066,191
Road & Rail – 2.1%
Central Japan Railway Co	315,200	39,454,616
Full Truck Alliance Co (ADR)*	4,853,985	30,191,787
		69,646,403
Semiconductor & Semiconductor Equipment – 9.9%
ASML Holding NV	162,529	117,572,887
Lam Research Corp	23,016	14,796,066
Renesas Electronics Corp*	333,000	6,235,095
SK Hynix Inc	556,884	48,689,311
Taiwan Semiconductor Manufacturing Co Ltd	5,740,000	106,180,230
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	316,889	31,980,438
		325,454,027
Textiles, Apparel & Luxury Goods – 4.6%
LVMH Moet Hennessy Louis Vuitton SE	70,822	66,687,091
Samsonite International SA (144A)*	30,443,400	85,863,310
		152,550,401
Trading Companies & Distributors – 2.6%
Ferguson PLC	541,345	85,305,848
Total Common Stocks (cost $2,742,552,469)		3,140,969,001
Preferred Stocks– 0.9%
Automobiles – 0.9%
Dr Ing hc F Porsche AG (144A)((cost $22,326,862)	235,283	29,201,472
Investment Companies– 3.5%
Money Markets – 3.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $113,300,259)	113,286,163	113,308,820
Total Investments (total cost $2,878,179,590) – 99.9%		3,283,479,293
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		4,529,354
Net Assets – 100%		$3,288,008,647

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$611,678,824	18.6%
France	444,009,764	13.5
Japan	385,146,470	11.7
United States	330,123,099	10.1
Netherlands	223,115,403	6.8
Canada	203,664,552	6.2
Germany	201,061,369	6.1
China	193,377,427	5.9
Hong Kong	179,113,223	5.5
Taiwan	138,160,668	4.2
Austria	98,376,362	3.0
Italy	68,815,620	2.1
Sweden	51,951,035	1.6
South Korea	48,689,311	1.5
Switzerland	32,625,805	1.0
Belgium	28,555,517	0.9
Ireland	20,826,912	0.6
Denmark	13,949,418	0.4
Australia	10,238,514	0.3

Total	$3,283,479,293	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$3,533,398	$4,651	$6,080	$113,308,820
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	778,675∆	-	-	-
Total Affiliated Investments - 3.5%	$4,312,073	$4,651	$6,080	$113,308,820

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	75,216,629	617,823,251	(579,741,791)	113,308,820
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	41,118,585	134,937,096	(176,055,681)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $115,064,782, which represents 3.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,140,969,001	$-	$-
Preferred Stocks	29,201,472	-	-
Investment Companies	-	113,308,820	-
Total Assets	$3,170,170,473	$113,308,820	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70247 08-23